Long-Term Debt (Repayment schedule) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Long-term Debt, by Maturity [Abstract]
2018	$ 3,495
2019	3,702
2020	3,217
2021	5,518
2022	316,485
Thereafter	216
Total	$ 332,633	$ 315,539